CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Sales	$ 10,695,652	$ 11,489,533	$ 11,633,094
Cost of goods sold and occupancy costs	8,159,614	8,784,405	9,022,852
Gross profit	2,536,038	2,705,128	2,610,242
Operating and selling expenses	1,823,826	1,971,328	1,937,406
Recovery of purchase price	(68,314)
Asset impairments	138,540	11,427	51,295
General and administrative expenses	672,827	688,619	658,832
Operating income (loss)	(30,841)	33,754	(37,291)
Other income (expense):
Interest income	2,240	1,231	4,663
Interest expense	(68,937)	(33,223)	(58,498)
Loss on extinguishment of debt	(12,110)
Miscellaneous income, net	34,225	30,857	34,451
Earnings (loss) before income taxes	(75,423)	32,619	(56,675)
Income tax expense (benefit)	1,697	(63,072)	(10,470)
Net earnings (loss)	(77,120)	95,691	(46,205)
Less: Net loss attributable to the noncontrolling interests	(9)	(3)	(1,582)
Net earnings (loss) attributable to Office Depot, Inc.	(77,111)	95,694	(44,623)
Preferred stock dividends	32,934	35,705	37,113
Net earnings (loss) attributable to common stockholders	$ (110,045)	$ 59,989	$ (81,736)
Net earnings (loss) per share:
Basic	$ (0.39)	$ 0.22	$ (0.30)
Diluted	$ (0.39)	$ 0.22	$ (0.30)